Related Parties	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Related Parties
25)	RELATED PARTIES

All significant balances and transactions between the entities that constitute the CEMEX group have been eliminated in the preparation of the consolidated financial statements. These balances with related parties resulted primarily from: (i) the sale and purchase of goods between group entities; (ii) the sale and/or acquisition of subsidiaries’ shares within the CEMEX group; (iii) the invoicing of administrative services, rentals, trademarks and commercial name rights, royalties and other services rendered between group entities; and (iv) loans between related parties. Transactions between group entities are conducted on arm’s length terms based on market prices and conditions. When market prices and/or market conditions are not readily available, CEMEX conducts transfer pricing studies in the countries in which it operates to assure compliance with regulations applicable to transactions between related parties.

The definition of related parties includes entities or individuals outside the CEMEX group, which, due to their relationship with CEMEX, may take advantage of being in a privileged situation. Likewise, this applies to cases in which CEMEX may take advantage of such relationships and obtain benefits in its financial position or operating results. CEMEX’s transactions with related parties are executed under market conditions.

For the years ended December 31, 2018, 2017 and 2016, in ordinary course of business, CEMEX has entered into transactions with related parties for the sale and/or purchase of products, sale and/or purchase of services or the lease of assets, all of which are not significant for CEMEX and to the best of CEMEX’s knowledge are not significant to the the related party, are incurred for non-significant amounts for CEMEX and are executed under market terms and conditions following the same commercial principles and authorizations applied to other third parties. These identified transactions, as applicable, are approved at least annually by the Parent Company’s Board of Directors. For CEMEX, none of these transactions are material to be disclosed separately.

In addition, for the years ended December 31, 2018, 2017 and 2016, the aggregate amount of compensation of CEMEX, S.A.B. de C.V. board of directors, including alternate directors, and CEMEX’s top management executives was US$38 (Ps732), US$47 (Ps887) and US$43 (Ps802), respectively. Of these amounts, US$29 (Ps559) in 2018, US$35 (Ps661) in 2017, US$32 (Ps595) in 2016, was paid as base compensation plus performance bonuses, including pension and post-employment benefits. In addition, US$9 (Ps173) in 2018, US$12 (Ps227) in 2017 and US$11 (Ps207) in 2016 of the aggregate amounts in each year, corresponded to allocations of Parent Company CPOs under CEMEX’s executive share-based compensation programs.